Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000011741 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.60%
C000011741 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.70%
C000011741 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011741 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011741 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011741 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011741 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011741 | IssuerDatabricks, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011741 | IssuerROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011741 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011741 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011741 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011741 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011741 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011741 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.80%
C000011741 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000011741 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.80%
C000011741 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.50%
C000011740 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.60%
C000011740 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.70%
C000011740 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011740 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011740 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011740 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011740 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011740 | IssuerDatabricks, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011740 | IssuerROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011740 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011740 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011740 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011740 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011740 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011740 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.80%
C000011740 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000011740 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.80%
C000011740 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.50%
C000011754 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	17.50%
C000011754 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011754 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011754 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011754 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011754 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011754 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011754 | IssuerASE Technology Holding Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011754 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011754 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011754 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011754 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011754 | United States
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011754 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011754 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011754 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011754 | India
Holdings [Line Items]
Percent of Total Investments	12.00%
C000011754 | China
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011754 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.70%
C000011754 | Taiwan
Holdings [Line Items]
Percent of Total Investments	28.80%
C000011753 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	17.50%
C000011753 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011753 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011753 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011753 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011753 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011753 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011753 | IssuerASE Technology Holding Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011753 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011753 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011753 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011753 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011753 | United States
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011753 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011753 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011753 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011753 | India
Holdings [Line Items]
Percent of Total Investments	12.00%
C000011753 | China
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011753 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.70%
C000011753 | Taiwan
Holdings [Line Items]
Percent of Total Investments	28.80%
C000011764 | Region Africa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000011764 | Region South America
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011764 | Region Asia
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011764 | Region Europe
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011764 | Region North America
Holdings [Line Items]
Percent of Total Investments	66.40%
C000011764 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011764 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011764 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011764 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011764 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011764 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011764 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011764 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011764 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011764 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011764 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011764 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	21.30%
C000011764 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	49.60%
C000097939 | Region Africa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000097939 | Region South America
Holdings [Line Items]
Percent of Total Investments	2.70%
C000097939 | Region Asia
Holdings [Line Items]
Percent of Total Investments	8.50%
C000097939 | Region Europe
Holdings [Line Items]
Percent of Total Investments	19.40%
C000097939 | Region North America
Holdings [Line Items]
Percent of Total Investments	66.40%
C000097939 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000097939 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.20%
C000097939 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000097939 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000097939 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.80%
C000097939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000097939 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.30%
C000097939 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	3.60%
C000097939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000097939 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000097939 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	8.00%
C000097939 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	21.30%
C000097939 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	49.60%
C000011757 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000011757 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011757 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011757 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011757 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011757 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011757 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000011757 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011757 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000011757 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011757 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000011757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000011757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000011757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000011758 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000011758 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011758 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011758 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011758 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011758 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011758 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000011758 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011758 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000011758 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011758 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000011758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000011758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000011758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000011752 | V
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011752 | T
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011752 | R
Holdings [Line Items]
Percent of Total Investments	11.40%
C000011752 | O
Holdings [Line Items]
Percent of Total Investments	33.40%
C000011752 | L
Holdings [Line Items]
Percent of Total Investments	15.30%
C000011752 | I
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011752 | F
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011752 | C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011752 | Cash and Equivalents
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011752 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011752 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.40%
C000011752 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011752 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	69.10%
C000011752 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000011752 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000011752 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011751 | V
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011751 | T
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011751 | R
Holdings [Line Items]
Percent of Total Investments	11.40%
C000011751 | O
Holdings [Line Items]
Percent of Total Investments	33.40%
C000011751 | L
Holdings [Line Items]
Percent of Total Investments	15.30%
C000011751 | I
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011751 | F
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011751 | C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011751 | Cash and Equivalents
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011751 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011751 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.40%
C000011751 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011751 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	69.10%
C000011751 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000011751 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000011751 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.00%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%